UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one):     [ ]is a restatement.
                                         [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karen T. Buckley
Title:            Chief Financial Officer - Principal
Phone:            (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley             Wilmington, Delaware        November 12, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

      Form 13F File Number      Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      155

Form 13F Information Table Value Total:      $2,108,140
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number     Name


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               Column 1             Column 2  Column 3  Column 4  Column 5    Column 6  Column 7          Column 8
-------------------------------------------------------------------------------------------------------------------------------
            NAME OF ISSUER          TITLE OF    CUSIP    VALUE    SHRS OR   INVESTMENT   OTHER          VOTING AUTHORITY
                                      CLASS             x$1000)   SH/PUT/   DISCRETION  MANAGERS   ----------------------------
                                                                  PRN AMT
                                                                 PRN CALL
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SOLE      SHARED      NONE
-------------------------------------------------------------------------------------------------------------------------------
Air Products and Chemicals             Com    009158106   $8,131    104,200    Sole                104,200
--------------------------------------------------------------------------------------------------------------------------------
Air Products and Chemicals             Com    009158106   $2,403     30,800    Sole                                      30,800
--------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                       Com    023135106  $35,547    380,750    Sole                380,750
--------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                       Com    023135106   $7,469     80,000    Sole                                      80,000
--------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR                   ADR    02364W105   $6,868    156,700    Sole                156,700
--------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR                   ADR    02364W105   $2,362     53,900    Sole                                      53,900
--------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                            Com    031162100  $12,606    209,300    Sole                209,300
--------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                            Com    031162100   $2,132     35,400    Sole                                      35,400
--------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                   Com    037833100  $59,099    318,850    Sole                318,850
--------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                   Com    037833100  $12,456     67,200    Sole                                      67,200
--------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation                   Com    111320107  $38,795  1,264,100    Sole              1,264,100
--------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation                   Com    111320107   $8,952    291,700    Sole                                     291,700
--------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                      Com    149123101  $11,678    227,500    Sole                227,500
--------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                      Com    149123101   $2,336     45,500    Sole                                      45,500
--------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation                    Com    151020104  $13,573    242,800    Sole                242,800
--------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation                    Com    151020104   $3,863     69,100    Sole                                      69,100
--------------------------------------------------------------------------------------------------------------------------------
CEMEX ADR                              ADR    151290889  $11,496    889,800    Sole                889,800
--------------------------------------------------------------------------------------------------------------------------------
CEMEX ADR                              ADR    151290889   $4,162    322,100    Sole                                     322,100
--------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional - ADR         ADR    20440W105  $20,028    654,500    Sole                654,500
--------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional - ADR         ADR    20440W105  $11,545    377,300    Sole                                     377,300
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                          Com    17275R102  $14,531    617,300    Sole                617,300
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                          Com    17275R102   $2,844    120,800    Sole                                     120,800
--------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company                      Com    191216100  $12,938    239,100    Sole                239,100
--------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company                      Com    191216100   $3,793     70,100    Sole                                      70,100
--------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.            Com    191219104  $13,683    639,100    Sole                639,100
--------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.            Com    191219104   $2,533    118,300    Sole                                     118,300
--------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions         Com    192446102  $48,963  1,266,500    Sole              1,266,500
--------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions         Com    192446102  $11,706    302,800    Sole                                     302,800
--------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                      Com    194162103  $29,368    385,000    Sole                385,000
--------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                      Com    194162103   $6,743     88,400    Sole                                      88,400
--------------------------------------------------------------------------------------------------------------------------------
Comcast Corp.                          Com    20030N101  $23,178  1,373,100    Sole              1,373,100
--------------------------------------------------------------------------------------------------------------------------------
Comcast Corp.                          Com    20030N101   $4,929    292,000    Sole                                     292,000
--------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Minas ADR      ADR    204409601     $167     11,000    Sole                 11,000
--------------------------------------------------------------------------------------------------------------------------------
Cooper Industries plc                  Com    G24140108   $2,602     68,800    Sole                 68,800
--------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                          Com    219350105   $7,588    495,650    Sole                495,650
--------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                          Com    219350105   $1,519     99,200    Sole                                      99,200
--------------------------------------------------------------------------------------------------------------------------------
CSX Corp                               Com    126408103  $45,334  1,083,000    Sole              1,083,000
--------------------------------------------------------------------------------------------------------------------------------
CSX Corp                               Com    126408103  $11,972    286,000    Sole                                     286,000
--------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                          Com    231021106  $11,758    262,400    Sole                262,400
--------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                          Com    231021106   $2,922     65,200    Sole                                      65,200
--------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                            Com    244199105   $2,346     54,300    Sole                 54,300
--------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                            Com    244199105   $1,296     30,000    Sole                                      30,000
--------------------------------------------------------------------------------------------------------------------------------
Embraer Aircraft ADR                   ADR    29081M102   $3,861    168,300    Sole                168,300
--------------------------------------------------------------------------------------------------------------------------------
Embraer Aircraft ADR                   ADR    29081M102   $1,351     58,900    Sole                                      58,900
--------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                              Com    268648102  $23,010  1,350,350    Sole              1,350,350
--------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                              Com    268648102   $5,518    323,800    Sole                                     323,800
--------------------------------------------------------------------------------------------------------------------------------
Equity Residential                     Com    29476L107   $2,017     65,000    Sole                 65,000
--------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                            Com    343412102  $13,271    260,350    Sole                260,350
--------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                            Com    343412102   $3,334     65,400    Sole                                      65,400
--------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR           ADR    344419106   $6,023    158,300    Sole                158,300
--------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR           ADR    344419106   $2,089     54,900    Sole                                      54,900
--------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold         Com    35671D857  $25,780    375,750    Sole                375,750
--------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold         Com    35671D857   $6,573     95,800    Sole                                      95,800
--------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                  Com    375558103  $27,748    596,740    Sole                596,740
--------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                  Com    375558103   $6,712    144,340    Sole                                     144,340
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.              Com    38141G104  $68,693    372,625    Sole                372,625
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.              Com    38141G104  $16,038     87,000    Sole                                      87,000
--------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                           Com    38259P508  $43,984     88,705    Sole                 88,705
--------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                           Com    38259P508   $9,372     18,900    Sole                                      18,900
--------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                       Com    437076102  $13,910    522,150    Sole                522,150
--------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                       Com    437076102   $3,349    125,700    Sole                                     125,700
--------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                         ADR    45104G104  $33,474    868,100    Sole                868,100
--------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                         ADR    45104G104  $16,434    426,200    Sole                                     426,200
--------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR               ADR    456788108   $7,933    163,600    Sole                163,600
--------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR               ADR    456788108   $2,681     55,300    Sole                                      55,300
--------------------------------------------------------------------------------------------------------------------------------
International Business Machines        Com    459200101  $20,041    167,550    Sole                167,550
--------------------------------------------------------------------------------------------------------------------------------
International Business Machines        Com    459200101   $4,820     40,300    Sole                                      40,300
--------------------------------------------------------------------------------------------------------------------------------
Itau Unibanco Holding SA ADR           ADR    465562106  $54,333  2,695,607    Sole              2,695,607
--------------------------------------------------------------------------------------------------------------------------------
Itau Unibanco Holding SA ADR           ADR    465562106  $25,548  1,267,435    Sole                                   1,267,435
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                 Com    48203R104  $31,116  1,151,600    Sole              1,151,600
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                 Com    48203R104   $7,125    263,700    Sole                                     263,700
--------------------------------------------------------------------------------------------------------------------------------
KB Financial Group Inc                 ADR    48241A105     $196      3,800    Sole                  3,800
--------------------------------------------------------------------------------------------------------------------------------
Kohl's Corporation                     Com    500255104  $48,407    848,500    Sole                848,500
--------------------------------------------------------------------------------------------------------------------------------
Kohl's Corporation                     Com    500255104  $10,862    190,400    Sole                                     190,400
--------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp.                  Com    517834107  $15,124    898,100    Sole                898,100
--------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp.                  Com    517834107   $3,616    214,700    Sole                                     214,700
--------------------------------------------------------------------------------------------------------------------------------
Life Technologies Corporation          Com    53217V109  $28,756    617,750    Sole                617,750
--------------------------------------------------------------------------------------------------------------------------------
Life Technologies Corporation          Com    53217V109   $7,676    164,900    Sole                                     164,900
--------------------------------------------------------------------------------------------------------------------------------
Loews Corporation                      Com    540424108   $2,658     77,600    Sole                 77,600
--------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                       Com    548661107  $11,564    552,250    Sole                552,250
--------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                       Com    548661107   $2,907    138,816    Sole                                     138,816
--------------------------------------------------------------------------------------------------------------------------------
McDermott Intl, Inc.                   Com    580037109  $10,094    399,450    Sole                399,450
--------------------------------------------------------------------------------------------------------------------------------
McDermott Intl, Inc.                   Com    580037109   $2,856    113,000    Sole                                     113,000
--------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.           Com    58405U102  $23,451    424,000    Sole                424,000
--------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.           Com    58405U102   $5,581    100,900    Sole                                     100,900
--------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.                Com    595112103  $27,971  3,411,100    Sole              3,411,100
--------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.                Com    595112103   $6,024    734,611    Sole                                     734,611
--------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                        Com    594918104  $11,067    430,300    Sole                430,300
--------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                        Com    594918104   $3,068    119,300    Sole                                     119,300
--------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR                 ADR    607409109  $16,706    346,100    Sole                346,100
--------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR                 ADR    607409109   $8,826    182,850    Sole                                     182,850
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                         Com    617446448  $27,693    896,800    Sole                896,800
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                         Com    617446448   $6,278    203,300    Sole                                     203,300
--------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                         Com    620076109  $53,857  6,269,700    Sole              6,269,700
--------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                         Com    620076109  $12,862  1,497,300    Sole                                   1,497,300
--------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.           Com    637071101  $13,927    322,900    Sole                322,900
--------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.           Com    637071101   $6,245    144,800    Sole                                     144,800
--------------------------------------------------------------------------------------------------------------------------------
NetApp, Inc.                           Com    64110D104  $35,758  1,340,250    Sole              1,340,250
--------------------------------------------------------------------------------------------------------------------------------
NetApp, Inc.                           Com    64110D104   $8,594    322,100    Sole                                     322,100
--------------------------------------------------------------------------------------------------------------------------------
Nvidia Corp.                           Com    67066G104  $29,432  1,958,200    Sole              1,958,200
--------------------------------------------------------------------------------------------------------------------------------
Nvidia Corp.                           Com    67066G104   $6,688    445,000    Sole                                     445,000
--------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.                   Com    690768403  $10,450    283,200    Sole                283,200
--------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.                   Com    690768403   $1,550     42,000    Sole                                      42,000
--------------------------------------------------------------------------------------------------------------------------------
Pepsico, Inc.                          Com    713448108   $8,218    140,100    Sole                140,100
--------------------------------------------------------------------------------------------------------------------------------
Pepsico, Inc.                          Com    713448108   $1,795     30,600    Sole                                      30,600
--------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR                ADR    71654V408  $34,784    751,300    Sole                751,300
--------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR                ADR    71654V408  $18,360    396,400    Sole                                     396,400
--------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.              Com    740189105  $23,822    233,850    Sole                233,850
--------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.              Com    740189105   $5,155     50,600    Sole                                      50,600
--------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.             Com    744320102  $25,025    501,400    Sole                501,400
--------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.             Com    744320102   $5,939    119,000    Sole                                     119,000
--------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                         Com    747525103  $36,863    819,550    Sole                819,550
--------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                         Com    747525103   $8,357    185,800    Sole                                     185,800
--------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc.                   Com    79466L302  $38,405    674,600    Sole                674,600
--------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc.                   Com    79466L302   $8,762    153,900    Sole                                     153,900
--------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                      Com    806857108  $37,603    629,450    Sole                629,450
--------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                      Com    806857108   $9,600    160,600    Sole                                     160,600
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Seagate Technology                     Com    G7945J104  $38,361  2,522,100    Sole              2,522,100
--------------------------------------------------------------------------------------------------------------------------------
Seagate Technology                     Com    G7945J104   $8,880    583,800    Sole                                     583,800
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Sterlite Industries India Ltd. ADR     ADR    859737207   $1,139     71,300    Sole                 71,300
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Taiwan Semiconductor ADR               ADR    874039100     $149     13,567    Sole                 13,567
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Target                                 Com    87612E106  $17,167    367,750    Sole                367,750
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Target                                 Com    87612E106   $4,486     96,100    Sole                                      96,100
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Telefonos de Mexico  ADR               ADR    879403780     $112      6,400    Sole                  6,400
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Teva Pharmaceutical Ind. ADR           ADR    881624209  $11,513    227,700    Sole                227,700
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Teva Pharmaceutical Ind. ADR           ADR    881624209   $5,147    101,800    Sole                                     101,800
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Texas Instruments, Inc.                Com    882508104  $22,899    966,600    Sole                966,600
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Texas Instruments, Inc.                Com    882508104   $5,586    235,800    Sole                                     235,800
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TIM Participacoes SA                   ADR    88706P106   $3,611    146,800    Sole                146,800
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TIM Participacoes SA                   ADR    88706P106   $1,309     53,200    Sole                                      53,200
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Transocean Ltd                         Com    H8817H100  $13,467    157,450    Sole                157,450
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Transocean Ltd                         Com    H8817H100   $1,283     15,000    Sole                                      15,000
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Union Pacific Corp                     Com    907818108  $35,329    604,300    Sole                604,300
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Union Pacific Corp                     Com    907818108   $9,321    159,400    Sole                                     159,400
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United States Steel Corp.              Com    912909108  $17,016    383,500    Sole                383,500
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United States Steel Corp.              Com    912909108   $3,993     90,000    Sole                                      90,000
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US Bancorp                             Com    902973304  $11,157    509,200    Sole                509,200
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US Bancorp                             Com    902973304   $2,169     99,000    Sole                                      99,000
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Vale SA SP ADR                         Com    91912E105     $116      5,000    Sole                  5,000
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VF Corp                                Com    918204108  $15,457    213,400    Sole                213,400
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VF Corp                                Com    918204108   $2,528     34,900    Sole                                      34,900
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Vivo Participacoes SA ADR              ADR    92855S200  $11,320    441,600    Sole                441,600
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Vivo Participacoes SA ADR              ADR    92855S200   $3,937    152,500    Sole                                     152,500
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VMware Inc.                            Com    928563402  $20,728    516,000    Sole                516,000
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VMware Inc.                            Com    928563402   $4,901    122,000    Sole                                     122,000
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Votorantim Celulose e Papel SA         ADR    92906P205   $3,776    230,095    Sole                230,095
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Votorantim Celulose e Papel SA         ADR    92906P205   $1,438     87,658    Sole                                      87,658
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Weatherford International Ltd.         Com    H27013103  $19,672    948,950    Sole                948,950
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Weatherford International Ltd.         Com    H27013103   $2,021     97,500    Sole                                      97,500
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Wellpoint Inc.                         Com    94973V107  $22,896    483,450    Sole                483,450
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Wellpoint Inc.                         Com    94973V107   $5,503    116,200    Sole                                     116,200
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XTO Energy, Inc.                       Com    98385X106  $13,217    318,900    Sole                318,900
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XTO Energy, Inc.                       Com    98385X106   $3,166     76,400    Sole                                      76,400
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Yahoo, Inc.                            Com    984332106  $13,374    750,900    Sole                750,900
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Yahoo, Inc.                            Com    984332106   $2,212    124,200    Sole                                     124,200
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